Debt Securities in Issue - Additional Information (Detail) - EUR (€) € in Billions	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2018
Disclosure of financial liabilities [line items]
Increase (decrease) in debt securities	€ 22.9
Accrued interest debt securities in issue		€ 0.7
Commercial paper [member]
Disclosure of financial liabilities [line items]
Increase (decrease) in debt securities	12.9
Long term maturity bonds [member]
Disclosure of financial liabilities [line items]
Increase (decrease) in debt securities	9.7
Certificates of deposit [member]
Disclosure of financial liabilities [line items]
Increase (decrease) in debt securities	1.7
Covered bonds [member]
Disclosure of financial liabilities [line items]
Increase (decrease) in debt securities	0.9
Other debt securities [member]
Disclosure of financial liabilities [line items]
Increase (decrease) in debt securities	€ (2.3)